Share Capital	12 Months Ended
Dec. 31, 2024
Share Capital [Abstract]
Share capital
12.	Share capital

	Ordinary shares – Class A	Ordinary shares – Class B	Total
	Number of shares	Number of shares	Number of shares	HK$	US$
Balance at January 1, 2023 and December 31, 2023	10,500,000	2,000,000	12,500,000	390,000	50,208
Adjustment of par value per share upon re-designated and re-classified of ordinary shares to capital reserve	—	—	—	(380,250)	(48,953)
Adjusted balance as at December 31, 2023	10,500,000	2,000,000	12,500,000	9,750	1,255
Issuance of Class A ordinary shares for debt conversion	597,856	—	597,856	466	60
Issuance of Class A ordinary shares for initial public offering, net of related expenses	1,426,750	—	1,426,750	1,113	144
Underwriters’ exercise of over-allotment option	99,765	—	99,765	78	10
Issuance of Class A ordinary shares for commitment fee	63,898	—	63,898	50	6
Balance as December 31, 2024	12,688,269	2,000,000	14,688,269	11,457	1,475

The Company was incorporated in BVI on January 8, 2019, with an authorized share capital of US$50,000 divided into 50,000 ordinary shares of US$1.00 each.

On February 5, 2024, the Company’s shareholder approved an amendment to change the authorized share capital from US$50,000, divided into 50,000 ordinary shares of a par value of US$1.00 per share, to US$50,000, divided into 500,000,000 ordinary shares of par value US$0.0001 per share. After the subdivision of ordinary shares, the Company’s shareholder surrendered 487,500,000 ordinary shares to the Company for no consideration so that the Company’s shareholder will hold 12,500,000 ordinary shares.

Following the subdivision and surrender of shares, the Company’s shareholder decreased the number of ordinary shares to be issued from 500,000,000 ordinary shares to 100,000,000 ordinary shares of par value US$0.0001 per share, and re-designated and re-classified into 98,000,000 Class A ordinary shares and 2,000,000 Class B ordinary shares.

The 12,500,000 ordinary shares were re-designated and re-classified into 10,500,000 Class A ordinary shares and 2,000,000 Class B ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares vote together as one class on all matters submitted to a vote by the shareholders at any general meeting of the Company and have the same rights and entitlement for dividends, except each Class A ordinary share is entitled to one (1) vote and each Class B ordinary share is entitled to twenty (20) votes.

Debt Conversion

On September 4, 2024, 597,856 Class A ordinary shares were issued to Bliss On upon automatic conversion of the promissory note at the Offer Price of US$4.00 per Class A ordinary share (Note 1).

Initial Public Offering

On September 5, 2024, the Company completed the initial public offering and a total of 1,426,750 Class A ordinary shares were issued (Note 1).

On October 2, 2024, the representative of the underwriters partially exercised the over-allotment option to purchase an additional 99,765 Class A ordinary shares of the Company (Note 1).

Standby Equity Purchase Agreement

In accordance with the SEPA, the Company issued 63,898 Class A ordinary shares to the Investor on December 23, 2024 (Note 1 and Note 11).